Submission	Sep. 14, 2026
Submission [Line Items]
Central Index Key	0001880438
Registrant Name	AN2 Therapeutics, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES